Related-Party Transactions (FY) (Details) - USD ($) $ in Thousands, shares in Millions		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended		23 Months Ended	32 Months Ended
	Oct. 03, 2017	Oct. 03, 2017	Sep. 30, 2017	Sep. 19, 2017	Dec. 31, 2017	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2017	Aug. 31, 2017	Jun. 30, 2018	Mar. 31, 2018
Related Party Transaction [Line Items]
Vesting outstanding Class B units, shares, as required by PELP Acquisition							2.7
Due to affiliate					$ 1,359		$ 1,359	$ 4,571			$ 948
Advisory Agreement
Related Party Transaction [Line Items]
Related party transactions, rate decrease			15.00%
Accounts payable, related parties								2,022
Advisory Agreement | Asset Management Fees
Related Party Transaction [Line Items]
Related party transaction, rate	0.85%			0.85%		1.00%			1.00%
Accounts payable, related parties								1,687
Advisory Agreement | Acquisition Fees
Related Party Transaction [Line Items]
Related party transaction, rate		0.85%								1.00%
Accounts payable, related parties								$ 0
Advisory Agreement | Asset Management Subordinated Participation
Related Party Transaction [Line Items]
Class B units of operating partnership, issued in connection with asset management services							0.0	2.6
Advisory Agreement | Disposition Fees
Related Party Transaction [Line Items]
Related party transaction, rate		1.70%								2.00%
Accounts payable, related parties								$ 0
Advisory Agreement | Financing Fees
Related Party Transaction [Line Items]
Related party transaction, rate										0.75%
Accounts payable, related parties								0
Advisory Agreement | General and Administrative Reimbursements
Related Party Transaction [Line Items]
Accounts payable, related parties								43
Property Manager
Related Party Transaction [Line Items]
Accounts payable, related parties								$ 2,506
Necessity Retail Partners
Related Party Transaction [Line Items]
Guarantorship maximum exposure					200,000		$ 200,000				$ 200,000
Maximum | Necessity Retail Partners
Related Party Transaction [Line Items]
Guarantorship cap					$ 50,000
Cash | Advisory Agreement | Asset Management Fees
Related Party Transaction [Line Items]
Related party transaction, rate	100.00%			80.00%		20.00%			80.00%
Unit Distribution | Advisory Agreement | Asset Management Fees
Related Party Transaction [Line Items]
Related party transaction, rate	0.00%			20.00%		80.00%			20.00%
Subsidiaries [Member]
Related Party Transaction [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners					25.00%		25.00%				25.00%	25.00%
Noncontrolling interest, ownership percentage by parent					75.00%		75.00%				75.00%